Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities
Schedule of changes in lease liabilities

$

As at January 1, 2022	1,377
Repayments	(312)
Foreign exchange	(68)
Interest and accretion expense	59
As at December 31, 2022	1,056
Repayments	(292)
Foreign exchange	30
Interest and accretion expense	43
As at December 31, 2023	837
Less: Current portion	259
Long-term portion	578